Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2023		[1]	[1],[2]	$ 1,125	$ 1,282	$ 3,196,104		$ 3,198,511
Balance, shares at Mar. 31, 2023				1,406,250
Net loss		[1]	[1],[2]			1,091,285		1,091,285
Balance at Mar. 31, 2024		[1]	[1],[2]	$ 1,125	1,282	4,287,389		4,289,796
Balance, shares at Mar. 31, 2024				1,406,250
Net loss		[1]	[1],[2]			(6,981,068)		(6,981,068)
Issuance of ordinary shares relating to IPO, netting of underwriting discounts and commissions		[1]	[1],[2]	$ 75	2,216,413			2,216,488
Issuance of ordinary shares relating to IPO, netting of underwriting discounts and commissions, shares				93,750
Issuance of Ordinary shares to 4 independent consultants under Stock Incentive plan on 7 Oct 2024		[1]	[1],[2]	$ 120	9,215,880			9,216,000
Issuance of Ordinary shares to 4 independent consultants under Stock Incentive plan on 7 Oct 2024, shares				150,000
Share re-classification		[1]	[1],[2]	$ (120)	(9,215,880)			(9,216,000)
Balance at Mar. 31, 2025		[1]	[1],[2]	$ 1,320	11,433,575	(2,693,679)		8,741,216
Balance, shares at Mar. 31, 2025				1,650,000
Net loss		[1]	[1],[2]			(13,291,167)		(13,291,167)
Issuance of Ordinary shares to 4 independent consultants under Stock Incentive plan on 7 Oct 2024	(1,320)	[1]	[1],[2]	1,320
Share re-classification	$ 1,320	[1]	[1],[2]	$ (1,320)
Balance, shares	1,650,000			(1,650,000)
Issuance of Ordinary Share to 16 investors related to PIPE Transactions in 2025-11	$ 5,000	[1]	[1],[2]		13,945,000			13,950,000
Share Issuance related to 16 investors in 2025-11, shares	6,250,000
Rounding adjustment on share consolidation (39 shares)		[1]	[1],[2]
Rounding adjustment on share consolidation (39 shares), shares	39
Issuance of ordinary shares to 4 individuals related to SPA in 2026-02	$ 46	[1]	[1],[2]		140,836			140,882
Share Issuance related to 4 individuals in 2026-02, shares	57,184
Issuance of Ordinary shares to 4 independent consultants under Stock Incentive plan on 7 Aug 2025	$ 115	[1]	[1],[2]		1,263,425			1,263,540
Issuance of Ordinary shares to 4 independent consultants under Stock Incentive plan on 7 Aug 2025, shares	143,750
Issuance of Ordinary shares to 4 independent consultants under Stock Incentive plan on 23 Oct 2025	$ 230	[1]	[1],[2]		2,618,090			2,618,320
Issuance of Ordinary shares to 4 independent consultants under Stock Incentive plan on 23 Oct 2025, shares	287,500
Foreign currency translation adjustments		[1]	[1],[2]				126,747	126,747
Balance at Mar. 31, 2026	$ 6,711	[1]	[1],[2]		$ 29,400,926	$ (15,984,846)	$ 126,747	$ 13,549,538
Balance, shares at Mar. 31, 2026	8,388,473

[1]	The shares and per share data are presented on a prospective basis to reflect the share reclassification on December 14, 2025 (Note 16).
[2]	The shares and per share data are presented on a retroactive basis to reflect the share consolidation (reverse share split) on February 17, 2026 (Note 16).